Minimum Lease Payment under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 2,186
2020	2,152
2021	2,071
2022	1,936
2023 and thereafter	9,276
Total	$ 17,621